OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous liabilities [abstract]
Derivative financial instruments	$ 28	$ 16
Other	32	13
Other financial liabilities	60	29
Share-based payments	46	39
Other liabilities	$ 106	$ 68